RELATED PARTY TRANSACTIONS (Schedule of Intercompany Receivables) (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Intercompany receivables	$ 6,857	$ 1,904
OSG Bulk Ships, Inc (OBS) [Member]
Intercompany receivables	2,012
OSG International, Inc (OIN) [Member]
Intercompany receivables	$ 4,845	$ 1,904